SEGMENT INFORMATION (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 311,978	₪ 294,202	₪ 312,514
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 89,985
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue | ₪			38,545	41,991	41,161
Canned Vegetables and Pickles [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		11,118
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue | ₪			118,800	108,250	100,321
Dairy and Dairy Substitute Products [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		34,266
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 50,684	₪ 45,111	₪ 35,910
Canned Fish [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		$ 14,619

[1]	Convenience Translation into US Dollars.